Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Company’s Loss Before Income Taxes

The Company’s loss before income taxes includes the following components:

	Years Ended December 31,
	2024	2023
United States loss before income taxes	$7,639,148	$15,928,780
China loss before income taxes	264,246	778,230
Total loss before income taxes	$7,903,394	$16,707,010

Schedule of Components of Income Taxes Expense (Benefit)

Components of income taxes expense (benefit) consisted of the following:

	Years Ended December 31,
	2024	2023
Current:
U.S. federal	$-	$-
U.S. state and local	-	-
China	-	-
Total current income taxes expense	$-	$-
Deferred:
U.S. federal	$(4,874)	$(3,256,007)
U.S. state and local	(1,650)	(1,102,392)
China	93,437	(183,443)
Total deferred income taxes (benefit)	$86,913	$(4,541,842)
Change in valuation allowance	(86,913)	4,541,842
Total income taxes expense	$-	$-

Schedule of U.S. Statutory Rate and the Company’s Effective Tax Rate

The table below summarizes the differences between the U.S. statutory rate and the Company’s effective tax rate for the years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024	2023
U.S. federal rate	21.0%	21.0%
U.S. state rate	6.4%	6.7%
Permanent difference	(1.3)%	(0.1)%
Non-US rate differential	0.1%	0.2%
True ups	(27.3)%	(0.6)%
U.S. valuation allowance	1.1%	(27.2)%
Total provision for income taxes	0.0%	0.0%

Schedule of Deferred Taxes

The Company’s components of deferred taxes as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Stock-based compensation	$1,598,257	$3,501,507
Disallowed business interest deduction	-	9,476
Research and development expense	106,783	130,823
Accrued directors’ compensation	104,977	165,490
Accrued settlement	140,904	126,496
Partnership Investment	2,167,965	2,422,744
Lease liability	1,687	20,935
Capital loss limitation	149,394	149,394
Net operating loss carryforward	17,648,077	15,493,570
Total deferred tax assets, gross	21,918,044	22,020,435
Valuation allowance	(21,784,638)	(21,871,551)
Total deferred tax assets, net	$133,406	$148,884
Deferred tax liabilities
Fixed assets and intangible assets book/tax basis difference	$(133,406)	$(129,636)
Right-of-use assets	-	(19,248)
Total deferred tax liabilities	$(133,406)	$(148,884)
Net deferred tax assets	$-	$-